Bank Loans (Tables)	12 Months Ended
Dec. 31, 2024
Bank Loans [Abstract]
Schedule of Principal Payments on Long-Term Borrowings

As of December 31, 2024, aggregate loan principal payments on long-term borrowings are due according to the following schedule:

Year ending December 31,	RMB	USD
2025	400,000	54,800
2026	56,800,000	7,781,568
2027	199,400,000	27,317,688
Total	256,600,000	35,154,056